                        ADVISOR'S EDGE VARIABLE ANNUITY
                                   Issued by
                    Peoples Benefit Life Insurance Company

                        Supplement Dated July 23, 2001
                                    to the
                         Prospectus dated May 1, 2001

Optional riders for the Guaranteed Minimum Income Benefit ("GMIB") and the Additional Death Benefit ("ADB") have been added to the Advisor's Edge Variable Annuity. The rights and benefits under the GMIB and ADB are outlined below. Copies of the riders are available upon request from Peoples Benefit Life Insurance Company.

All capitalized terms used, which are not defined in this supplement, shall have the same meanings as the same terms used in the accompanying prospectus.

The GMIB and ADB may not be available in all states at the date of this supplement. Please contact Peoples Benefit at (800) 797-9177 for additional information regarding the availability of the GMIB and ADB in your state.

                                _______________

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Policy Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Policy. The fee table reflects all expenses for both the Separate Account and the Funds.

-------------------------------------------------------------------------------------------------------------------
Policy Owner Transaction Expenses
Sales Load Imposed on Premiums...................................................................       None
Contingent Deferred Sales Load (surrender charge)................................................       None
Exchange Fees....................................................................................     $   10/(1)/
Guaranteed Minimum Income Benefit Rider Fee (maximum fee of:  0.50%).............................       0.30%/(4)/
Additional Death Benefit Rider Fee (maximum fee of:  0.75%.......................................       0.25%
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Annual Policy Service Charge                                                                          $   30/(2)/
-------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Mortality and Expense Risk Fee...................................................................       0.60%
Administrative Charge............................................................................       0.15%
                                                                                                      ------
Total Annual Separate Account Expenses...........................................................       0.75%/(3)/
-------------------------------------------------------------------------------------------------------------------

/(1)/ Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

/(2)/ Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

/(3)/ Total Annual Separate Account Expenses shown (0.75%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

/(4)/ The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted. See "Guaranteed Payment Fee"
                                                         ----------------------
       on page 10 of this supplement.


   This Prospectus Supplement must be accompanied by the Prospectus for the
               Advisor's Edge Variable Annuity dated May 1, 2001

EXAMPLE TABLE A

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return,
(2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Double Enhanced Death Benefit Option (0.60%)
B = Return of Premium Death Benefit Option (0.45%)
C = 6 Year Step-Up To Age 81 Death Benefit Option (0.50%)

                                                                      -----------------------------------------
                                                                                1        3        5       10
                                                                              Year    Years    Years    Years
---------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio - Class B                                     A      19       58      99       215
                                                                      -----------------------------------------
                                                                        B      17       53      91       199
                                                                      -----------------------------------------
                                                                        C      18       54      94       204
---------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio - Class B                             A      21       64     110       238
                                                                      -----------------------------------------
                                                                        B      19       60     103       222
                                                                      -----------------------------------------
                                                                        C      20       61     105       227
---------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio - Class B                                 A      21       65     111       239
                                                                      -----------------------------------------
                                                                        B      19       60     103       223
                                                                      -----------------------------------------
                                                                        C      20       62     106       229
---------------------------------------------------------------------------------------------------------------
DFA - VA Small Value Portfolio                                          A      15       45      78       171
                                                                      -----------------------------------------
                                                                        B      13       41      70       155
                                                                      -----------------------------------------
                                                                        C      14       42      73       160
---------------------------------------------------------------------------------------------------------------
DFA - VA Large Value Portfolio                                          A      12       38      66       145
                                                                      -----------------------------------------
                                                                        B      11       33      58       128
                                                                      -----------------------------------------
                                                                        C      11       35      61       134
---------------------------------------------------------------------------------------------------------------
DFA - VA International Value Portfolio                                  A      14       45      77       169
                                                                      -----------------------------------------
                                                                        B      13       40      69       152
                                                                      -----------------------------------------
                                                                        C      13       42      72       158
---------------------------------------------------------------------------------------------------------------
DFA - VA International Small Portfolio                                  A      16       49      84       185
                                                                      -----------------------------------------
                                                                        B      14       44      77       168
                                                                      -----------------------------------------
                                                                        C      15       46      79       174
---------------------------------------------------------------------------------------------------------------
DFA - VA Short-Term Fixed Portfolio                                     A      12       37      63       140
                                                                      -----------------------------------------
                                                                        B      10       32      55       122
                                                                      -----------------------------------------
                                                                        C      11       33      58       128
---------------------------------------------------------------------------------------------------------------
DFA - VA Global Bond Portfolio                                          A      12       39      67       148
                                                                      -----------------------------------------
                                                                        B      11       34      59       131
                                                                      -----------------------------------------
                                                                        C      11       36      62       136
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation Portfolio - Service Class                    A      18       56      96       209
                                                                      -----------------------------------------
                                                                        B      17       51      89       193
                                                                      -----------------------------------------
                                                                        C      17       53      91       199
---------------------------------------------------------------------------------------------------------------
Dreyfus - Core Bond Portfolio - Service Class                           A      16       49      84       185
                                                                      -----------------------------------------
                                                                        B      14       44      77       168
                                                                      -----------------------------------------
                                                                        C      15       46      79       174
---------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value Portfolio                                       A      20       63     108       234
                                                                      -----------------------------------------
                                                                        B      19       58     101       218
                                                                      -----------------------------------------
                                                                        C      19       60     103       223
---------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund - Service Class                A      18       56      96       209
                                                                      -----------------------------------------
                                                                        B      17       51      89       193
                                                                      -----------------------------------------
                                                                        C      17       53      91       199
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index Portfolio                                       A     16      51        88     192
                                                                        --------------------------------------
                                                                        B     15      46        80     176
                                                                        --------------------------------------
                                                                        C     15      48        83     181
--------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                                      A     16      51        88     192
                                                                        --------------------------------------
                                                                        B     15      46        80     176
                                                                        --------------------------------------
                                                                        C     15      48        83     181
--------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                      A     15      48        82     180
                                                                        --------------------------------------
                                                                        B     14      43        74     164
                                                                        --------------------------------------
                                                                        C     14      45        77     169
--------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                           A     14      45        78     170
                                                                        --------------------------------------
                                                                        B     13      40        70     153
                                                                        --------------------------------------
                                                                        C     13      42        72     159
--------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                        A     16      50        87     189
                                                                        --------------------------------------
                                                                        B     15      46        79     172
                                                                        --------------------------------------
                                                                        C     15      47        81     178
--------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                                               A     17      52        90     197
                                                                        --------------------------------------
                                                                        B     15      48        82     180
                                                                        --------------------------------------
                                                                        C     16      49        85     186
--------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                                  A     20      63       108     234
                                                                        --------------------------------------
                                                                        B     19      58       101     218
                                                                        --------------------------------------
                                                                        C     19      60       103     223
--------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                                        A     26      80       136     290
                                                                        --------------------------------------
                                                                        B     24      75       129     275
                                                                        --------------------------------------
                                                                        C     25      77       131     280
--------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio - Class 2 Shares                             A     16      50        87     189
                                                                        --------------------------------------
                                                                        B     15      46        79     172
                                                                        --------------------------------------
                                                                        C     15      47        81     178
--------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio - Class 2 Shares      A     19      58       101     218
                                                                        --------------------------------------
                                                                        B     17      54        93     202
                                                                        --------------------------------------
                                                                        C     18      55        95     207
--------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio - Class 2 Shares                   A     23      72       123     264
                                                                        --------------------------------------
                                                                        B     22      67       115     248
                                                                        --------------------------------------
                                                                        C     22      69       118     253
--------------------------------------------------------------------------------------------------------------
Stein Roe Small Company Growth Fund - Class A                           A     15      47        81     177
                                                                        --------------------------------------
                                                                        B     14      42        73     160
                                                                        --------------------------------------
                                                                        C     14      44        76     166
--------------------------------------------------------------------------------------------------------------
Strong International Stock Fund II                                      A     19      60       103     223
                                                                        --------------------------------------
                                                                        B     18      55        95     207
                                                                        --------------------------------------
                                                                        C     18      57        98     213
--------------------------------------------------------------------------------------------------------------
Strong Multi Cap Value Fund II                                          A     20      61       105     227
                                                                        --------------------------------------
                                                                        B     18      57        97     212
                                                                        --------------------------------------
                                                                        C     19      58       100     217
--------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth Portfolio                                       A     16      51        87     190
                                                                        --------------------------------------
                                                                        B     15      46        79     174
                                                                        --------------------------------------
                                                                        C     15      47        82     179
--------------------------------------------------------------------------------------------------------------
Transamerica VIF Small Company Portfolio                                A     20      61       105     227
                                                                        --------------------------------------
                                                                        B     18      57        97     212
                                                                        --------------------------------------
                                                                        C     19      58       100     217
--------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio                             A     18      57        99     214
                                                                        --------------------------------------
                                                                        B     17      53        91     198
                                                                        --------------------------------------
                                                                        C     17      54        93     203
--------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                   A     18      55        95     206
                                                                        --------------------------------------
                                                                        B     16      51        87     190
                                                                        --------------------------------------
                                                                        C     17      52        90     195
--------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                          A     22      68       116     249
                                                                        --------------------------------------
                                                                        B     20      63       108     234
                                                                        --------------------------------------
                                                                        C     21      65       111     239
--------------------------------------------------------------------------------------------------------------

Credit Suisse Warburg Pincus - International Equity Portfolio           A     21      64       110     237
                                                                        --------------------------------------
                                                                        B     19      59       102     221
                                                                        --------------------------------------
                                                                        C     20      61       105     226
--------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus - Small Company Growth Portfolio           A     19      58       101     218
                                                                        --------------------------------------
                                                                        B     17      54        93     202
                                                                        --------------------------------------
                                                                        C     18      55        95     207
--------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                                                 A     16      51        88     191
                                                                        --------------------------------------
                                                                        B     15      46        80     175
                                                                        --------------------------------------
                                                                        C     15      48        82     180
--------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                                                   A     20      61       105     227
                                                                        --------------------------------------
                                                                        B     18      57        97     212
                                                                        --------------------------------------
                                                                        C     19      58       100     217
--------------------------------------------------------------------------------------------------------------
GE U.S. Equity                                                          A     17      51        89     193
                                                                        --------------------------------------
                                                                        B     15      47        81     177
                                                                        --------------------------------------
                                                                        C     16      48        83     182
--------------------------------------------------------------------------------------------------------------
J.P. Morgan Real Estate Securities                                      A     18      55        95     206
                                                                        --------------------------------------
                                                                        B     16      51        87     190
                                                                        --------------------------------------
                                                                        C     17      52        90     195
--------------------------------------------------------------------------------------------------------------
Janus Global                                                            A     17      52        89     194
                                                                        --------------------------------------
                                                                        B     15      47        81     178
                                                                        --------------------------------------
                                                                        C     16      49        84     183
--------------------------------------------------------------------------------------------------------------
Janus Growth                                                            A     16      50        86     187
                                                                        --------------------------------------
                                                                        B     14      45        78     170
                                                                        --------------------------------------
                                                                        C     15      46        80     176
--------------------------------------------------------------------------------------------------------------
LKCM Strategic Total Return                                             A     16      51        87     190
                                                                        --------------------------------------
                                                                        B     15      46        79     174
                                                                        --------------------------------------
                                                                        C     15      47        82     179
--------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap                                                  A     17      53        91     198
                                                                        --------------------------------------
                                                                        B     15      48        83     181
                                                                        --------------------------------------
                                                                        C     16      50        86     187
--------------------------------------------------------------------------------------------------------------
Salomon All Cap                                                         A     18      55        95     206
                                                                        --------------------------------------
                                                                        B     16      51        87     190
                                                                        --------------------------------------
                                                                        C     17      52        90     195
--------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                                              A     16      51        87     190
                                                                        --------------------------------------
                                                                        B     15      46        79     174
                                                                        --------------------------------------
                                                                        C     15      47        82     179
--------------------------------------------------------------------------------------------------------------

EXAMPLE TABLE B

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return,
(2) full surrender at the end of each period, and (3) assuming both the Guaranteed Minimum Income Death Benefit and Additional Death Benefit riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Double Enhanced Death Benefit Option (0.60%)
B = Return of Premium Death Benefit Option (0.45%)
C = 6 Year Step-Up To Age 81 Death Benefit Option (0.50%)

---------------------------------------------------------------------------------------------------------------
                                                                                1        3        5       10
                                                                              Year    Years    Years    Years
---------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio - Class B                                     A      24       75      129      279
                                                                        --------------------------------------
                                                                        B      23       70      121      263
                                                                        --------------------------------------
                                                                        C      23       72      124      268
--------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio - Class B                             A      26       82      140      301
                                                                        --------------------------------------
                                                                        B      25       77      132      286
                                                                        --------------------------------------
                                                                        C      25       79      135      291
--------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio - Class B                                 A      27       82      140      302
                                                                        --------------------------------------
                                                                        B      25       77      133      287
                                                                        --------------------------------------
                                                                        C      26       79      135      292
--------------------------------------------------------------------------------------------------------------
DFA - VA Small Value Portfolio                                          A      20       63      108      237
                                                                        --------------------------------------
                                                                        B      19       58      101      221
                                                                        --------------------------------------
                                                                        C      19       60      103      226
--------------------------------------------------------------------------------------------------------------
DFA - VA Large Value Portfolio                                          A      18       56       96      212
                                                                        --------------------------------------
                                                                        B      16       51       89      196
                                                                        --------------------------------------
                                                                        C      17       53       91      201
--------------------------------------------------------------------------------------------------------------
DFA - VA International Value Portfolio                                  A      20       62      107      235
                                                                        --------------------------------------
                                                                        B      19       58      100      219
                                                                        --------------------------------------
                                                                        C      19       59      102      224
--------------------------------------------------------------------------------------------------------------
DFA - VA International Small Portfolio                                  A      21       66      115      250
                                                                        --------------------------------------
                                                                        B      20       62      107      234
                                                                        --------------------------------------
                                                                        C      20       63      109      239
--------------------------------------------------------------------------------------------------------------
DFA - VA Short-Term Fixed Portfolio                                     A      17       54       94      207
                                                                        --------------------------------------
                                                                        B      16       50       86      190
                                                                        --------------------------------------
                                                                        C      16       51       89      196
--------------------------------------------------------------------------------------------------------------
DFA - VA Global Bond Portfolio                                          A      18       56       98      215
                                                                        --------------------------------------
                                                                        B      17       52       90      198
                                                                        --------------------------------------
                                                                        C      17       53       92      204
--------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation Portfolio - Service Class                    A      24       73      126      274
                                                                        --------------------------------------
                                                                        B      22       69      119      258
                                                                        --------------------------------------
                                                                        C      23       70      121      263
--------------------------------------------------------------------------------------------------------------
Dreyfus - Core Bond Portfolio - Service Class                           A      21       66      115      250
                                                                        --------------------------------------
                                                                        B      20       62      107      234
                                                                        --------------------------------------
                                                                        C      20       63      109      239
--------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value Portfolio                                       A      26       80      138      297
                                                                        --------------------------------------
                                                                        B      25       76      130      282
                                                                        --------------------------------------
                                                                        C      25       77      133      287
--------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund - Service Class                A      24       73      126      274
                                                                        --------------------------------------
                                                                        B      22       69      119      258
                                                                        --------------------------------------
                                                                        C      23       70      121      263
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index Portfolio                                       A     22      69       118      257
                                                                        --------------------------------------
                                                                        B     21      64       110      241
                                                                        --------------------------------------
                                                                        C     21      66       113      247
--------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                                      A     22      69       118      257
                                                                        --------------------------------------
                                                                        B     21      64       110      241
                                                                        --------------------------------------
                                                                        C     21      66       113      247
--------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                      A     21      65       113      246
                                                                        --------------------------------------
                                                                        B     20      61       105      230
                                                                        --------------------------------------
                                                                        C     20      62       107      235
--------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                           A     20      63       108      236
                                                                        --------------------------------------
                                                                        B     19      58       100      220
                                                                        --------------------------------------
                                                                        C     19      59       103      225
--------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                        A     22      68       117      254
                                                                        --------------------------------------
                                                                        B     20      63       109      238
                                                                        --------------------------------------
                                                                        C     21      65       112      243
--------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                                               A     23      70       120      261
                                                                        --------------------------------------
                                                                        B     21      65       113      246
                                                                        --------------------------------------
                                                                        C     22      67       115      251
--------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                                  A     26      80       138      297
                                                                        --------------------------------------
                                                                        B     25      76       130      282
                                                                        --------------------------------------
                                                                        C     25      77       133      287
--------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                                        A     32      97       165      350
                                                                        --------------------------------------
                                                                        B     30      92       158      336
                                                                        --------------------------------------
                                                                        C     31      94       160      341
--------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio - Class 2 Shares                             A     22      68       117      254
                                                                        --------------------------------------
                                                                        B     20      63       109      238
                                                                        --------------------------------------
                                                                        C     21      65       112      243
--------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio - Class 2 Shares      A     25      76       130      282
                                                                        --------------------------------------
                                                                        B     23      71       123      266
                                                                        --------------------------------------
                                                                        C     24      73       125      272
--------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio - Class 2 Shares                   A     29      89       152      325
                                                                        --------------------------------------
                                                                        B     27      85       145      311
                                                                        --------------------------------------
                                                                        C     28      86       147      316
--------------------------------------------------------------------------------------------------------------
Stein Roe Small Company Growth Fund - Class A                           A     21      64       111      242
                                                                        --------------------------------------
                                                                        B     19      60       103      226
                                                                        --------------------------------------
                                                                        C     20      61       106      232
--------------------------------------------------------------------------------------------------------------
Strong International Stock Fund II                                      A     25      77       133      287
                                                                        --------------------------------------
                                                                        B     24      73       125      272
                                                                        --------------------------------------
                                                                        C     24      74       128      277
--------------------------------------------------------------------------------------------------------------
Strong Multi Cap Value Fund II                                          A     25      79       135      291
                                                                        --------------------------------------
                                                                        B     24      74       127      276
                                                                        --------------------------------------
                                                                        C     24      76       130      281
--------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth Portfolio                                       A     22      68       117      255
                                                                        --------------------------------------
                                                                        B     20      63       109      239
                                                                        --------------------------------------
                                                                        C     21      65       112      245
--------------------------------------------------------------------------------------------------------------
Transamerica VIF Small Company Portfolio                                A     25      79       135      291
                                                                        --------------------------------------
                                                                        B     24      74       127      276
                                                                        --------------------------------------
                                                                        C     24      76       130      281
--------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio                             A     24      75       138      278
                                                                        --------------------------------------
                                                                        B     23      70       121      262
                                                                        --------------------------------------
                                                                        C     23      72       123      267
--------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                   A     23      73       125      271
                                                                        --------------------------------------
                                                                        B     22      68       117      255
                                                                        --------------------------------------
                                                                        C     22      70       120      260
--------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                          A     28      85       145      312
                                                                        --------------------------------------
                                                                        B     26      80       138      297
                                                                        --------------------------------------
                                                                        C     27      82       140      302
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus - International Equity Portfolio           A     26      81       139      300
                                                                        --------------------------------------
                                                                        B     25      77       132      285
                                                                        --------------------------------------
                                                                        C     25      78       134      290
--------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus - Small Company Growth Portfolio           A     25      76       130      282
                                                                        --------------------------------------
                                                                        B     23      71       123      266
                                                                        --------------------------------------
                                                                        C     24      73       125      272
--------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                                                 A     22      68       118      256
                                                                        --------------------------------------
                                                                        B     21      64       110      240
                                                                        --------------------------------------
                                                                        C     21      65       113      246
--------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                                                   A     25      79       135      291
                                                                        --------------------------------------
                                                                        B     24      74       127      276
                                                                        --------------------------------------
                                                                        C     24      76       130      281
--------------------------------------------------------------------------------------------------------------
GE U.S. Equity                                                          A     22      69       119      258
                                                                        --------------------------------------
                                                                        B     21      64       111      242
                                                                        --------------------------------------
                                                                        C     21      66       114      248
--------------------------------------------------------------------------------------------------------------
J.P. Morgan Real Estate Securities                                      A     23      73       125      271
                                                                        --------------------------------------
                                                                        B     22      68       117      255
                                                                        --------------------------------------
                                                                        C     22      70       120      260
--------------------------------------------------------------------------------------------------------------
Janus Global                                                            A     22      69       119      259
                                                                        --------------------------------------
                                                                        B     21      65       112      243
                                                                        --------------------------------------
                                                                        C     21      66       114      249
--------------------------------------------------------------------------------------------------------------
Janus Growth                                                            A     22      67       116      252
                                                                        --------------------------------------
                                                                        B     20      63       108      236
                                                                        --------------------------------------
                                                                        C     21      64       110      241
--------------------------------------------------------------------------------------------------------------
LKCM Strategic Total Return                                             A     22      68       117      255
                                                                        --------------------------------------
                                                                        B     20      63       109      239
                                                                        --------------------------------------
                                                                        C     21      65       112      245
--------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap                                                  A     23      70       121      262
                                                                        --------------------------------------
                                                                        B     21      66       113      247
                                                                        --------------------------------------
                                                                        C     22      67       116      252
--------------------------------------------------------------------------------------------------------------
Salomon All Cap                                                         A     23      73       125      271
                                                                        --------------------------------------
                                                                        B     22      68       117      255
                                                                        --------------------------------------
                                                                        C     22      70       120      260
--------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                                              A     22      68       117      255
                                                                        --------------------------------------
                                                                        B     20      63       109      239
                                                                        --------------------------------------
                                                                        C     21      65       112      245
--------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM INCOME BENEFIT

The optional Guaranteed Minimum Income Benefit ("GMIB") rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a GMIB payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The GMIB rider will not be issued if you are 85 years old or older (earlier if required by state law).


You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value.  The minimum annuitization value is:
---------------------------

 .  the policy value on the date the rider is issued; plus
 .  any additional premium payments; minus
 .  an adjustment for any surrenders made after the date the rider is issued;
 .  the result of which is accumulated at the annual growth rate written on page one of the rider; minus
 .  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar.

The minimum annuitization value may only be used to annuitize using the GMIB payment options and may not be used with any of the annuity payment options listed in the prospectus. The GMIB payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
 .  You choose Life Income with No Period Certain or Joint and Full Survivor with
   No Period Certain; and
 .  The annuitant(s) dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 .  We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the GMIB annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment and a 5% assumed investment return to calculate subsequent payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the GMIB should be regarded as a safety net. The costs of annuitizing under the GMIB include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade.  You can upgrade your minimum annuitization
-----------------------------------
value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85/th/ birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. If you would like to upgrade your minimum annuitization value, please contact Peoples Benefit at (800) 797-9177.

If you upgrade:
 . the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);
 . the new fees, thresholds and factors may be higher (or lower) than before; . the new annual growth rate may be lower (or higher) than before; and . you will have a new ten-year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the GMIB.  You can only annuitize using the GMIB
----------------------------------
within the 30 days after the tenth or later policy anniversary after the GMIB is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. Peoples Benefit may, at its discretion, change the waiting period before the GMIB can be exercised in the future. You cannot, however, annuitize using the GMIB after the policy anniversary after your 94/th/ birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the GMIB on page one of the rider.

NOTE CAREFULLY:

 . If you annuitize at any time other than indicated above, you cannot use the GMIB.

Guaranteed Minimum Stabilized Payments.  Annuity payments under the rider are
--------------------------------------
guaranteed to never be less than the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options.

Rider Fee.  A rider fee, currently 0.30% of the minimum annuitization value on
---------
the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Peoples Benefit may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee.  A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the GMIB rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination.  The rider is irrevocable.  You have the option not to use the
------------
benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

 .  annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the GMIB);
 .  upgrade of the minimum annuitization value (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the policy anniversary after your 94/th/ birthday (earlier if required by state law).

The GMIB may vary by state and may not be available in all states.

ADDITIONAL DEATH BENEFIT

The optional Additional Death Benefit ("ADB") rider pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The ADB will not be paid unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated. The ADB rider is available for issue ages through age 80.

Additional Death Benefit Amount.  The ADB is only payable if you elected the
-------------------------------
rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The ADB is equal to:

 . the additional death benefit factor (see below) multiplied by . the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:

 .  the policy death benefit; minus
 .  policy value on the rider date; minus
 .  premium payments after the rider date; plus
 . surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 transfer or added the ADB rider after you purchased the policy, rider earnings do not include any gains before the ADB rider is added to your policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80. For purposes of computing taxable gains, both the death benefit payable under the policy and the ADB will be considered.

Spousal Continuation.  If a spouse elects to continue the policy instead of
--------------------
receiving a death benefit and ADB, the spouse has the following options:

 . Continue the policy and receive a one-time policy value increase equal to the ADB. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or
 . Continue the policy without the one-time policy value increase and continue the rider as is. When the next death occurs, the rider will pay the ADB based on gains since the rider was issued, not since the time of the first death.

Rider Fee.  A rider fee, currently 0.25% of the policy value, is deducted
---------
annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits because there are no rider earnings.

Termination.  The rider will remain in effect until:
-----------

 . you cancel it by notifying our service center in writing, . the policy is annuitized or surrendered, or . the ADB is paid or added to the policy value under a spousal continuation.

Once terminated, the ADB rider may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The ADB rider may vary by state and may not be available in all states.

GUARANTEED MINIMUM INCOME BENEFIT RIDER - ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the guaranteed minimum income benefit for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

 .  there were no subsequent premium payments or surrenders;
 .  there were no premium taxes;
 .  the $100,000 premium is subject to the GMIB;
 .  the annuitant is (or both annuitants are) 60 years old when the rider is issued;
 .  the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the GMIB); and . there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Life Only = Life Annuity with No Period Certain   Life 10 = Life Annuity with 10
                                                            Years Certain

----------------------------------------------------------------------------------------------------------------------
Rider Anniversary at                             Male                                 Female                Joint &
Exercise Date                                                                                              Survivor
----------------------------------------------------------------------------------------------------------------------
                                Life Only       Life 10       Life Only       Life 10       Life Only       Life 10
----------------------------------------------------------------------------------------------------------------------
        10 (age 70)               $1,135         $1,067         $  976         $  949         $  854         $  852
----------------------------------------------------------------------------------------------------------------------
             15                    1,833          1,634          1,562          1,469          1,332          1,318
----------------------------------------------------------------------------------------------------------------------
        20 (age 80)                3,049          2,479          2,597          2,286          2,145          2,078
----------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum annuitization value as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Examples of the effect of surrenders on the minimum annuitization value are as follows:


---------------------------------------------------------------------------------------------------------------------
                                                     EXAMPLE 1
---------------------------------------------------------------------------------------------------------------------
                                                    Assumptions
---------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:                        $10,000
---------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:                           $10,500
---------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                                          $15,000
---------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                                           $   500
---------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                                     None
---------------------------------------------------------------------------------------------------------------------
                                                     Calculations
---------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                                    $10,000 x 6% = $600
---------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                               $15,000 - $500 = $14,500
---------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value after distribution:                                $10,500 - $500 = $10,000
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                      EXAMPLE 2
---------------------------------------------------------------------------------------------------------------------
                                                     Assumptions
---------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:                        $10,000
---------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:                           $10,500
---------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                                          $15,000
---------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                                           $ 1,500
---------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                                     $ 1,000
---------------------------------------------------------------------------------------------------------------------
                                                      Calculations
---------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                                    $   0.0
---------------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
---------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                               $15,000 - $1,500 = $13,500
---------------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
---------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value after distribution:                                $10,500 - (10% x $10,500) = $9,450
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                     EXAMPLE 3
---------------------------------------------------------------------------------------------------------------------
                                                    Assumptions
---------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:                        $10,000
---------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:                           $10,500
---------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                                          $ 7,500
---------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                                           $ 1,500
---------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                                     $ 1,000
---------------------------------------------------------------------------------------------------------------------
                                                   Calculations
---------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                                    $   0.0
---------------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
---------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                               $ 7,500 - $1,500 = $6,000
---------------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
---------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value after distribution:                                $10,500 - (20% x $10,500) = $8,400
---------------------------------------------------------------------------------------------------------------------

The amount of the first payment provided by the GMIB will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, age adjustment (if applicable) and the GMIB payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. Subsequent payments will be calculated as described in the GMIB rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return.
If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Peoples Benefit bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Peoples Benefit will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Peoples Benefit for this risk, a guaranteed payment fee will be deducted.

ADDITIONAL DEATH BENEFIT RIDER -- ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by the Additional Death Benefit rider as well as the effect of a partial surrender on the additional death benefit amount.

                                   Example 1

---------------------------------------------------------------------------------------------------------------------
 Policy Value on the Rider Date:                                                                        $100,000
---------------------------------------------------------------------------------------------------------------------
 Premiums paid after the Rider Date before Surrender:                                                   $ 25,000
---------------------------------------------------------------------------------------------------------------------
 Gross Partial Surrenders after the Rider Date:                                                         $ 30,000
---------------------------------------------------------------------------------------------------------------------
 Death Benefit on date of surrender                                                                     $150,000
---------------------------------------------------------------------------------------------------------------------
 Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date  - Premiums paid       $ 25,000
  after Rider Date = $150,000 - $100,000 - $25,000):
---------------------------------------------------------------------------------------------------------------------
 Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                   $  5,000
---------------------------------------------------------------------------------------------------------------------
 Base Policy Death Benefit on the date of Death Benefit Calculation:                                    $200,000
---------------------------------------------------------------------------------------------------------------------
 Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since Rider Date +             $ 80,000
 Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender =
 $200,000 - $100,000 - $25,000 + $5,000):
---------------------------------------------------------------------------------------------------------------------
 Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%*             $ 32,000
 $80,000):
---------------------------------------------------------------------------------------------------------------------
 Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):            $232,000
---------------------------------------------------------------------------------------------------------------------

                                   Example 2

---------------------------------------------------------------------------------------------------------------------
 Policy Value on the Rider Date:                                                                        $100,000
---------------------------------------------------------------------------------------------------------------------
 Premiums paid after the Rider Date before Surrender:                                                   $      0
---------------------------------------------------------------------------------------------------------------------
 Gross Partial Surrenders after the Rider Date:                                                         $      0
---------------------------------------------------------------------------------------------------------------------
 Base Policy Death Benefit on the date of Death Benefit Calculation:                                    $ 75,000
---------------------------------------------------------------------------------------------------------------------
 Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since Rider Date +             $      0
 Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender =
 $75,000 - $100,000 - $0 + $0):
---------------------------------------------------------------------------------------------------------------------
 Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):        $      0
---------------------------------------------------------------------------------------------------------------------
 Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):            $ 75,000
---------------------------------------------------------------------------------------------------------------------

                     ADVISOR'S EDGE SELECT VARIABLE ANNUITY
                                   Issued by
                    Peoples Benefit Life Insurance Company

                        Supplement Dated July 23, 2001
                                    to the
                         Prospectus dated May 1, 2001

Optional riders for the Guaranteed Minimum Income Benefit ("GMIB") and the Additional Death Benefit ("ADB") have been added to the Advisor's Edge Select Variable Annuity. The rights and benefits under the GMIB and ADB are outlined below. Copies of the riders are available upon request from Peoples Benefit Life Insurance Company.

All capitalized terms used, which are not defined in this supplement, shall have the same meanings as the same terms used in the accompanying prospectus.

The GMIB and ADB may not be available in all states at the date of this supplement. Please contact Peoples Benefit at (800) 797-9177 for additional information regarding the availability of the GMIB and ADB in your state.

                                _______________
FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Policy Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Policy. The fee table reflects all expenses for both the Separate Account and the Funds.

-----------------------------------------------------------------------------------------------------------------
Policy Owner Transaction Expenses
Sales Load Imposed on Premiums...................................................................      None
Contingent Deferred Sales Load (surrender charge)................................................      None
Exchange Fees....................................................................................       $10/(1)/
Guaranteed Minimum Income Benefit Rider Fee (maximum fee of: 0.50%)..............................     0.30%/(4)/
Additional Death Benefit Rider Fee (maximum fee of: 0.75%).......................................     0.25%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Annual Policy Service Charge.....................................................................       $30/(2)/
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Mortality and Expense Risk Fee...................................................................     0.60%
Administrative Charge............................................................................     0.15%
                                                                                                      ----
Total Annual Separate Account Expenses...........................................................     0.75%/(3)/
-----------------------------------------------------------------------------------------------------------------

/(1)/ Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

/(2)/ Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

/(3)/ Total Annual Separate Account Expenses shown (0.75%) applies to the Double
      Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.
/(4)/ The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted. See "Guaranteed Payment Fee" on page 9 of this supplement.




   This Prospectus Supplement must be accompanied by the Prospectus for the Advisor's Edge Select Variable Annuity dated May 1, 2001

EXAMPLE TABLE A

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return,
(2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Double Enhanced Death Benefit Option (0.60%)
B = Return of Premium Death Benefit Option (0.45%)
C = 6 Year Step-Up To Age 81 Death Benefit Option (0.50%)


                                                               -----------------------------------------------
                                                                       1          3          5         10
                                                                      Year      Years      Years      Years
--------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio - Class B                            A       27         83        142        301
                                                               -----------------------------------------------
                                                               B       26         79        135        287
                                                               -----------------------------------------------
                                                               C       26         80        137        291
--------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio - Class B                    A       29         90        153        322
                                                               -----------------------------------------------
                                                               B       28         85        145        308
                                                               -----------------------------------------------
                                                               C       28         87        148        313
--------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio - Class B                        A       29         90        153        323
                                                               -----------------------------------------------
                                                               B       28         86        146        309
                                                               -----------------------------------------------
                                                               C       28         87        148        314
--------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation Portfolio - Service Class           A       27         82        140        296
                                                               -----------------------------------------------
                                                               B       25         77        132        282
                                                               -----------------------------------------------
                                                               C       26         79        135        287
--------------------------------------------------------------------------------------------------------------
Dreyfus - Core Bond Portfolio - Service Class                  A       24         75        128        274
                                                               -----------------------------------------------
                                                               B       23         70        120        258
                                                               -----------------------------------------------
                                                               C       23         72        123        264
--------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value Portfolio                              A       29         89        151        319
                                                               -----------------------------------------------
                                                               B       27         84        143        304
                                                               -----------------------------------------------
                                                               C       28         86        146        309
--------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund - Service Class       A       27         82        140        296
                                                               -----------------------------------------------
                                                               B       25         77        132        282
                                                               -----------------------------------------------
                                                               C       26         79        135        287
--------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index Portfolio                              A       25         77        132        281
                                                               -----------------------------------------------
                                                               B       24         72        124        266
                                                               -----------------------------------------------
                                                               C       24         74        127        271
--------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                             A       25         77        132        281
                                                               -----------------------------------------------
                                                               B       24         72        124        266
                                                               -----------------------------------------------
                                                               C       24         74        127        271
--------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             A       24         74        126        270
                                                               -----------------------------------------------
                                                               B       22         69        118        254
                                                               -----------------------------------------------
                                                               C       23         71        121        260
--------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                  A       23         71        122        261
                                                               -----------------------------------------------
                                                               B       22         66        114        245
                                                               -----------------------------------------------
                                                               C       22         68        116        250
--------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II               A       25         76        130        278
                                                               -----------------------------------------------
                                                               B       23         72        123        263
                                                               -----------------------------------------------
                                                               C       24         73        125        268
--------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                                      A       25         78        134        285
                                                               -----------------------------------------------
                                                               B       24         74        126        270
                                                               -----------------------------------------------
                                                               C       24         75        129        275
--------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                            A        29       89       151       319
                                                                  -------------------------------------------
                                                                  B        27       84       143       304
                                                                  -------------------------------------------
                                                                  C        28       86       146       309
-------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                                  A        34      105       177       369
                                                                  -------------------------------------------
                                                                  B        33      100       170       356
                                                                  -------------------------------------------
                                                                  C        33      102       173       360
-------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio - Class 2                              A        25       76       130       278
                                                                  -------------------------------------------
                                                                  B        23       72       123       263
                                                                  -------------------------------------------
                                                                  C        24       73       125       268
-------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio - Class 2       A        27       84       143       304
                                                                  -------------------------------------------
                                                                  B        26       80       136       290
                                                                  -------------------------------------------
                                                                  C        26       81       139       294
-------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio - Class 2                    A        32       97       165       346
                                                                  -------------------------------------------
                                                                  B        30       93       158       332
                                                                  -------------------------------------------
                                                                  C        31       94       160       336
-------------------------------------------------------------------------------------------------------------
Stein Roe Small Company Growth Fund - Class A                     A        24       73       125       267
                                                                  -------------------------------------------
                                                                  B        22       68       117       251
                                                                  -------------------------------------------
                                                                  C        23       70       119       256
-------------------------------------------------------------------------------------------------------------
Strong International Stock Fund II                                A        28       86       146       309
                                                                  -------------------------------------------
                                                                  B        26       81       139       294
                                                                  -------------------------------------------
                                                                  C        27       83       141       299
-------------------------------------------------------------------------------------------------------------
Strong Multi Cap Value Fund II                                    A        28       87       148       313
                                                                  -------------------------------------------
                                                                  B        27       82       141       298
                                                                  -------------------------------------------
                                                                  C        27       84       143       303
-------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth Portfolio                                 A        25       76       131       279
                                                                  -------------------------------------------
                                                                  B        23       72       123       264
                                                                  -------------------------------------------
                                                                  C        24       73       126       269
-------------------------------------------------------------------------------------------------------------
Transamerica VIF Small Company Portfolio                          A        28       87       148       313
                                                                  -------------------------------------------
                                                                  B        27       82       141       298
                                                                  -------------------------------------------
                                                                  C        27       84       143       303
-------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio                       A        27       83       141       300
                                                                  -------------------------------------------
                                                                  B        26       78       134       286
                                                                  -------------------------------------------
                                                                  C        26       80       137       290
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                             A        26       81       138       293
                                                                  -------------------------------------------
                                                                  B        25       76       131       279
                                                                  -------------------------------------------
                                                                  C        25       78       133       284
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    A        30       93       158       333
                                                                  -------------------------------------------
                                                                  B        29       89       151       319
                                                                  -------------------------------------------
                                                                  C        29       90       153       323
-------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus - International Equity Portfolio     A        29       89       152       321
                                                                  -------------------------------------------
                                                                  B        28       85       145       307
                                                                  -------------------------------------------
                                                                  C        28       87       147       312
-------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus - Small Company Growth Portfolio     A        27       84       143       304
                                                                  -------------------------------------------
                                                                  B        26       80       136       290
                                                                  -------------------------------------------
                                                                  C        26       81       139       294
-------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                                           A        25       77       131       280
                                                                  -------------------------------------------
                                                                  B        23       72       124       265
                                                                  -------------------------------------------
                                                                  C        24       74       126       270
-------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                                             A        28       87       148       313
                                                                  -------------------------------------------
                                                                  B        27       82       141       298
                                                                  -------------------------------------------
                                                                  C        27       84       143       303
-------------------------------------------------------------------------------------------------------------
GE U.S. Equity                                                    A        25       77       132       282
                                                                  -------------------------------------------
                                                                  B        24       73       125       267
                                                                  -------------------------------------------
                                                                  C        24       74       127       272
-------------------------------------------------------------------------------------------------------------
J.P. Morgan Real Estate Securities                                A        26       81       138       293
                                                                  -------------------------------------------
                                                                  B        25       76       131       279
                                                                  -------------------------------------------
                                                                  C        25       78       133       284
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Janus Global                                              A      25      78      133       283
                                                          ----------------------------------------
                                                          B      24      73      125       268
                                                          ----------------------------------------
                                                          C      24      75      128       273
--------------------------------------------------------------------------------------------------
Janus Growth                                              A      25      75      129       276
                                                          ----------------------------------------
                                                          B      23      71      122       261
                                                          ----------------------------------------
                                                          C      24      72      124       266
--------------------------------------------------------------------------------------------------
LKCM Strategic Total Return                               A      25      76      131       279
                                                          ----------------------------------------
                                                          B      23      72      123       264
                                                          ----------------------------------------
                                                          C      24      73      126       269
--------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth                             A      26      78      134       286
                                                          ----------------------------------------
                                                          B      24      74      127       271
                                                          ----------------------------------------
                                                          C      25      75      129       276
--------------------------------------------------------------------------------------------------
Salomon All Cap                                           A      26      81      138       293
                                                          ----------------------------------------
                                                          B      25      76      131       279
                                                          ----------------------------------------
                                                          C      25      78      133       284
--------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                                A      25      76      131       279
                                                          ----------------------------------------
                                                          B      23      72      123       264
                                                          ----------------------------------------
                                                          C      24      73      126       269
--------------------------------------------------------------------------------------------------

EXAMPLE TABLE B

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return,
(2) full surrender at the end of each period, and (3) assuming both the Guaranteed Minimum Income Death Benefit and Additional Death Benefit riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Double Enhanced Death Benefit Option (0.60%)
B = Return of Premium Death Benefit Option (0.45%)
C = 6 Year Step-Up To Age 81 Death Benefit Option (0.50%)

--------------------------------------------------------------------------------------------------
                                                                 1       3        5        10
                                                                Year    Years    Years     Years
--------------------------------------------------------------------------------------------------
Alliance Growth Portfolio - Class B                       A      33     100      171       361
                                                          ----------------------------------------
                                                          B      31      96      164       347
                                                          ----------------------------------------
                                                          C      32      97      166       352
--------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio - Class B               A      35     107      181       381
                                                          ----------------------------------------
                                                          B      33     102      174       368
                                                          ----------------------------------------
                                                          C      34     104      177       372
--------------------------------------------------------------------------------------------------
Alliance Technology Portfolio - Class B                   A      35     107      182       382
                                                          ----------------------------------------
                                                          B      34     103      175       369
                                                          ----------------------------------------
                                                          C      34     104      177       373
--------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation Portfolio - Service Class      A      32      99      168       357
                                                          ----------------------------------------
                                                          B      31      94      161       342
                                                          ----------------------------------------
                                                          C      31      96      164       347
--------------------------------------------------------------------------------------------------
Dreyfus - Core Bond Portfolio - Service Class             A      30      92      157       335
                                                          ----------------------------------------
                                                          B      28      88      150       320
                                                          ----------------------------------------
                                                          C      29      89      152       325
--------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value Portfolio                         A      35     106      180       378
                                                          ----------------------------------------
                                                          B      33     101      172       364
                                                          ----------------------------------------
                                                          C      34     103      175       369
--------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund - Service Class             A        32          99        168         357
                                                                     -------------------------------------------------
                                                                     B        31          94        161         342
                                                                     -------------------------------------------------
                                                                     C        31          96        164         347
----------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index Portfolio                                    A        31          94        161         342
                                                                     -------------------------------------------------
                                                                     B        29          90        153         327
                                                                     -------------------------------------------------
                                                                     C        30          91        156         332
----------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                                   A        31          94        161         342
                                                                     -------------------------------------------------
                                                                     B        29          90        153         327
                                                                     -------------------------------------------------
                                                                     C        30          91        156         332
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                   A        30          91        155         331
                                                                     -------------------------------------------------
                                                                     B        28          86        148         317
                                                                     -------------------------------------------------
                                                                     C        29          88        150         321
----------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                        A        29          88        151         322
                                                                     -------------------------------------------------
                                                                     B        27          84        143         308
                                                                     -------------------------------------------------
                                                                     C        28          85        146         313
----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                     A        30          93        159         339
                                                                     -------------------------------------------------
                                                                     B        29          89        152         324
                                                                     -------------------------------------------------
                                                                     C        29          90        154         329
----------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                                            A        31          95        163         345
                                                                     -------------------------------------------------
                                                                     B        30          91        155         331
                                                                     -------------------------------------------------
                                                                     C        30          92        158         336
----------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                               A        35         106        180         378
                                                                     -------------------------------------------------
                                                                     B        33         101        172         364
                                                                     -------------------------------------------------
                                                                     C        34         103        175         369
----------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                                     A        40         122        206         426
                                                                     -------------------------------------------------
                                                                     B        38         117        199         413
                                                                     -------------------------------------------------
                                                                     C        39         119        201         418
----------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio - Class 2 Shares                          A        30          93        159         339
                                                                     -------------------------------------------------
                                                                     B        29          89        152         324
                                                                     -------------------------------------------------
                                                                     C        29          90        154         329
----------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio - Class 2 Shares   A        33         101        172         364
                                                                     -------------------------------------------------
                                                                     B        32          97        165         350
                                                                     -------------------------------------------------
                                                                     C        32          98        168         355
----------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio - Class 2 Shares                A        37         114        193         404
                                                                     -------------------------------------------------
                                                                     B        36         110        186         390
                                                                     -------------------------------------------------
                                                                     C        36         111        189         395
----------------------------------------------------------------------------------------------------------------------
Stein Roe Small Company Growth Fund - Class A                        A        29          90        154         328
                                                                     -------------------------------------------------
                                                                     B        28          86        146         314
                                                                     -------------------------------------------------
                                                                     C        28          87        149         318
----------------------------------------------------------------------------------------------------------------------
Strong International Stock Fund II                                   A        34         103        175         369
                                                                     -------------------------------------------------
                                                                     B        32          98        168         355
                                                                     -------------------------------------------------
                                                                     C        33         100        170         359
----------------------------------------------------------------------------------------------------------------------
Strong Multi Cap Value Fund II                                       A        34         104        177         372
                                                                     -------------------------------------------------
                                                                     B        32          99        169         358
                                                                     -------------------------------------------------
                                                                     C        33         101        172         363
----------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth Portfolio                                    A        30          94        160         340
                                                                     -------------------------------------------------
                                                                     B        29          89        152         325
                                                                     -------------------------------------------------
                                                                     C        29          91        155         330
----------------------------------------------------------------------------------------------------------------------
Transamerica VIF Small Company Portfolio                             A        34         104        177         372
                                                                     -------------------------------------------------
                                                                     B        32          99        169         358
                                                                     -------------------------------------------------
                                                                     C        33         101        172         363
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio                          A        33         100        170         360
                                                                     -------------------------------------------------
                                                                     B        31          96        163         346
                                                                     -------------------------------------------------
                                                                     C        32          97        166         351
----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                A        32          98        167         354
                                                                     -------------------------------------------------
                                                                     B        30          94        160         340
                                                                     -------------------------------------------------
                                                                     C        31          95        162         344
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                     A       36      110       187       391
                                                                   -----------------------------------------
                                                                   B       35      106       180       378
                                                                   -----------------------------------------
                                                                   C       35      107       182       382
------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus - International Equity Portfolio      A       35      107       181       380
                                                                   -----------------------------------------
                                                                   B       33      102       174       367
                                                                   -----------------------------------------
                                                                   C       34      104       176       371
------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus - Small Company Growth Portfolio      A       33      101       172       364
                                                                   -----------------------------------------
                                                                   B       32       97       165       350
                                                                   -----------------------------------------
                                                                   C       32       98       168       355
------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                                            A       31       94       160       341
                                                                   -----------------------------------------
                                                                   B       29       89       153       326
                                                                   -----------------------------------------
                                                                   C       30       91       155       331
------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                                              A       34      104       177       372
                                                                   -----------------------------------------
                                                                   B       32       99       169       358
                                                                   -----------------------------------------
                                                                   C       33      101       172       363
------------------------------------------------------------------------------------------------------------
GE U.S. Equity                                                     A       31       94       161       342
                                                                   -----------------------------------------
                                                                   B       29       90       154       328
                                                                   -----------------------------------------
                                                                   C       30       91       156       333
------------------------------------------------------------------------------------------------------------
J.P. Morgan Real Estate Securities                                 A       32       98       167       354
                                                                   -----------------------------------------
                                                                   B       30       94       160       340
                                                                   -----------------------------------------
                                                                   C       31       95       162       344
------------------------------------------------------------------------------------------------------------
Janus Global                                                       A       31       95       162       343
                                                                   -----------------------------------------
                                                                   B       29       90       154       329
                                                                   -----------------------------------------
                                                                   C       30       92       157       334
------------------------------------------------------------------------------------------------------------
Janus Growth                                                       A       30       93       158       337
                                                                   -----------------------------------------
                                                                   B       29       88       151       322
                                                                   -----------------------------------------
                                                                   C       29       90       153       327
------------------------------------------------------------------------------------------------------------
LKCM Strategic Total Return                                        A       30       94       160       340
                                                                   -----------------------------------------
                                                                   B       29       89       152       325
                                                                   -----------------------------------------
                                                                   C       29       91       155       330
------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap                                             A       31       96       163       346
                                                                   -----------------------------------------
                                                                   B       30       91       156       332
                                                                   -----------------------------------------
                                                                   C       30       93       158       337
------------------------------------------------------------------------------------------------------------
Salomon All Cap                                                    A       32       98       167       354
                                                                   -----------------------------------------
                                                                   B       30       94       160       340
                                                                   -----------------------------------------
                                                                   C       31       95       162       344
------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                                         A       30       94       160       340
                                                                   -----------------------------------------
                                                                   B       29       89       152       325
                                                                   -----------------------------------------
                                                                   C       29       91       155       330
------------------------------------------------------------------------------------------------------------


GUARANTEED MINIMUM INCOME BENEFIT


The optional Guaranteed Minimum Income Benefit ("GMIB") rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a GMIB payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The GMIB rider will not be issued if you are 85 years old or older (earlier if required by state law).


You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value.  The minimum annuitization value is:
---------------------------
 . the policy value on the date the rider is issued; plus
 . any additional premium payments; minus
 . an adjustment for any surrenders made after the date the rider is issued;
 . the result of which is accumulated at the annual growth rate written on page one of the rider; minus
 . any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar.

The minimum annuitization value may only be used to annuitize using the GMIB payment options and may not be used with any of the annuity payment options listed in the prospectus. The GMIB payment options are:

 . Life Income--An election may be made for "No Period Certain" or "10 Years
  Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
 . You choose Life Income with No Period Certain or Joint and Full Survivor with
  No Period Certain; and
 . The annuitant(s) dies before the due date of the second (third, fourth, etc.)
  annuity payment;
THEN:
 . We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the GMIB annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment and a 5% assumed investment return to calculate subsequent payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the GMIB should be regarded as a safety net. The costs of annuitizing under the GMIB include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade.  You can upgrade your minimum annuitization
-----------------------------------
value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85/th/ birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. If you would like to upgrade your minimum annuitization value, please contact Peoples Benefit at (800) 797-9177.

If you upgrade:

 . the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);
 . the new fees, thresholds and factors may be higher (or lower) than before;
 . the new annual growth rate may be lower (or higher) than before; and . you will have a new ten-year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the GMIB.  You can only annuitize using the GMIB
----------------------------------
within the 30 days after the tenth or later policy anniversary after the GMIB is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. Peoples Benefit may, at its discretion, change the waiting period before the GMIB can be exercised in the future. You cannot, however, annuitize using the GMIB after the policy anniversary after your 94/th/ birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the GMIB on page one of the rider.

NOTE CAREFULLY:

 . If you annuitize at any time other than indicated above, you cannot use the GMIB.

Guaranteed Minimum Stabilized Payments.  Annuity payments under the rider are
--------------------------------------
guaranteed to never be less than the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options.

Rider Fee.  A rider fee, currently 0.30% of the minimum annuitization value on
---------
the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Peoples Benefit may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee.  A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the GMIB rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The rider is irrevocable.  You have the option not to use the
------------
benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the GMIB);
 . upgrade of the minimum annuitization value (although a new rider will be issued);
 . termination of your policy; or
 . 30 days after the policy anniversary after your 94/th/ birthday (earlier if required by state law).

The GMIB may vary by state and may not be available in all states.

ADDITIONAL DEATH BENEFIT

The optional Additional Death Benefit ("ADB") rider pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The ADB will not be paid unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated. The ADB rider is available for issue ages through age 80.

Additional Death Benefit Amount. The ADB is only payable if you elected the
-------------------------------
rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The ADB is equal to:

 . the additional death benefit factor (see below) multiplied by . the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:

 . the policy death benefit; minus
 . policy value on the rider date; minus
 . premium payments after the rider date; plus
 . surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 transfer or added the ADB rider after you purchased the policy, rider earnings do not include any gains before the ADB rider is added to your policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80. For purposes of computing taxable gains, both the death benefit payable under the policy and the ADB will be considered.

Spousal Continuation. If a spouse elects to continue the policy instead of
--------------------
receiving a death benefit and ADB, the spouse has the following options:

 . Continue the policy and receive a one-time policy value increase equal to the ADB. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or
 . Continue the policy without the one-time policy value increase and continue the rider as is. When the next death occurs, the rider will pay the ADB based on gains since the rider was issued, not since the time of the first death.

Rider Fee.  A rider fee, currently 0.25% of the policy value, is deducted
---------
annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits because there are no rider earnings.

Termination.  The rider will remain in effect until:
-----------

 . you cancel it by notifying our service center in writing, . the policy is annuitized or surrendered, or . the ADB is paid or added to the policy value under a spousal continuation.

Once terminated, the ADB rider may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The ADB rider may vary by state and may not be available in all states.

GUARANTEED MINIMUM INCOME BENEFIT RIDER - ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the guaranteed minimum income benefit for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

 . there were no subsequent premium payments or surrenders;
 . there were no premium taxes;
 . the $100,000 premium is subject to the GMIB;
 . the annuitant is (or both annuitants are) 60 years old when the rider is issued;
 . the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the GMIB); and

 . there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Life Only = Life Annuity with No Period Certain        Life 10 = Life Annuity with 10 Years Certain

-----------------------------------------------------------------------------------------------------------------
Rider Anniversary at                 Male                          Female                    Joint & Survivor
Exercise Date
-----------------------------------------------------------------------------------------------------------------
                             Life Only       Life 10       Life Only       Life 10       Life Only       Life 10
-----------------------------------------------------------------------------------------------------------------
      10 (age 70)             $ 1,135      $ 1,067          $   976         $  949          $  854        $  852
-----------------------------------------------------------------------------------------------------------------
          15                    1,833        1,634            1,562          1,469           1,332         1,318
-----------------------------------------------------------------------------------------------------------------
      20 (age 80)               3,049        2,479            2,597          2,286           2,145         2,078
-----------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum annuitization value as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Examples of the effect of surrenders on the minimum annuitization value are as follows:


-----------------------------------------------------------------------------------------------------------------------
                                                             EXAMPLE 1
-----------------------------------------------------------------------------------------------------------------------
                                                            Assumptions
-----------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:                     $10,000
-----------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:                        $10,500
-----------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                                       $15,000
-----------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                                        $   500
-----------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                                  None
-----------------------------------------------------------------------------------------------------------------------
                                                           Calculations
-----------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                                 $10,000 x 6% = $600
-----------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                            $15,000 - $500 = $14,500
-----------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value after distribution:                             $10,500 - $500 = $10,000
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                             EXAMPLE 2
-----------------------------------------------------------------------------------------------------------------------
                                                            Assumptions
-----------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:                     $10,000
-----------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:                        $10,500
-----------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                                       $15,000
-----------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                                        $ 1,500
-----------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                                  $ 1,000
-----------------------------------------------------------------------------------------------------------------------
                                                           Calculations
-----------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                                 $0.0
-----------------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of          $600 [$10,000 x 6% = $600])
-----------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                            $15,000 - $1,500 = $13,500
-----------------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
-----------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value after distribution:                             $10,500 - (10% x $10,500) = $9,450
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                             EXAMPLE 3
-----------------------------------------------------------------------------------------------------------------------
                                                            Assumptions
-----------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:                     $10,000
-----------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:                        $10,500
-----------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                                       $ 7,500
-----------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                                        $ 1,500
-----------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                                  $ 1,000
-----------------------------------------------------------------------------------------------------------------------
                                                           Calculations
 .  maximum annual free amount:                                                 $0.0
-----------------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of          $600 [$10,000 x 6% = $600])
-----------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                            $7,500 - $1,500 = $6,000
-----------------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
-----------------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value after distribution:                             $10,500 - (20% x $10,500) = $8,400
-----------------------------------------------------------------------------------------------------------------------

The amount of the first payment provided by the GMIB will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, age adjustment (if applicable) and the GMIB payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. Subsequent payments will be calculated as described in the GMIB rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return.
If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Peoples Benefit bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Peoples Benefit will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Peoples Benefit for this risk, a guaranteed payment fee will be deducted.

ADDITIONAL DEATH BENEFIT RIDER -- ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by the Additional Death Benefit rider as well as the effect of a partial surrender on the additional death benefit amount.

                                   Example 1

-----------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                        $100,000
-----------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                   $ 25,000
-----------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                         $ 30,000
-----------------------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender                                                                     $150,000
-----------------------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date  - Premiums paid       $ 25,000
 after Rider Date = $150,000 - $100,000 - $25,000):
-----------------------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                   $  5,000
-----------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                    $200,000
-----------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since Rider Date +             $ 80,000
 Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender =
$200,000 - $100,000 - $25,000 + $5,000):
-----------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%*             $ 32,000
 $80,000):
-----------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):            $232,000
-----------------------------------------------------------------------------------------------------------------------

                                   Example 2

-----------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                        $100,000
-----------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                   $0
-----------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                         $0
-----------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                    $ 75,000
-----------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since Rider Date +             $0
 Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender =
$75,000 - $100,000 - $0 + $0):
-----------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):        $0
-----------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):            $ 75,000
-----------------------------------------------------------------------------------------------------------------------